4. ACQUISITION: Aggregate fair values of assets acquired and liabilities assumed in acquisition (Details)	Dec. 31, 2018 CAD ($)
Purchase consideration
Purchase consideration - Cash	$ 100,000
Purchase consideration - Asset acquisition liability	100,000
Purchase consideration - Shares to be issued	973,333
Purchase consideration - Acquisition costs	28,806
Purchase consideration	1,202,139
Net assets acquired
Net Assets Acquired - Cash	38
Net Assets Acquired - Equipment	64,608
Net Assets Acquired - Intangible assets	1,140,283	[1]
Net Assets Acquired - Accounts payable and accrued liabilities	(2,790)
Total net assets acquired	$ 1,202,139

[1]	See Note 9.